CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company	$ (555,938)	$ (2,668,938)	[1]	$ (4,731,049)		$ (3,309,673)	[1]
Less: loss attributable to non-controlling interest			[1]				[1]
Net loss	(555,938)	(2,668,938)	[1]	(4,731,049)		(3,309,673)	[1]
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	14,790	15,888	[1]	61,412		64,264	[1]
Amortization expense	10,969	10,984	[1]	43,907		3,583	[1]
Equity based compensation charge		108,000	[1]	144,000		288,000	[1]
Shares issued for services		2,032,275	[1]	2,032,275		658,577	[1]
Derivative liability	247,770		[1]	36,074			[1]
Amortized discount on convertible note payable	113,563		[1]	1,112			[1]
Non- cash investment in affiliates		(3,000)	[1]	(3,000)			[1]
Other foreign currency movements		(3,792)	[1]			13,436
Changes in Assets and Liabilities
Accounts receivable	(95,769)	(155,999)	[1]	162,132		(226,161)	[1]
Inventory	52,463	115,308	[1]	45,742		(21,581)	[1]
Recoverable IVA taxes and credits	787	(109,700)	[1]	64,117		(246,697)	[1]
Other current assets	33,313	(17,408)		(227,864)		(2,014)
Other assets	2,542	(68)	[1]	1,865		(5,520)	[1]
Accounts payable and accrued expenses	(122,073)	38,711	[1]	282,115		(64,129)	[1]
IVA and other taxes payable	(18,972)	3,303	[1]	(25,936)		183,689	[1]
Advances from customers	18,438	3,873	[1]	130,147		(1,106)	[1]
Interest accruals	27,216	2,992	[1]	53,498		3,320	[1]
CASH USED IN OPERATING ACTIVITIES	(270,901)	(627,571)	[1]	(1,929,453)		(2,675,448)	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(454)	[1]	(453)		(4,779)	[1]
Reverse merger transaction				(1,547)			[1]
Intangibles assets						(215,000)	[1]
NET CASH USED IN INVESTING ACTIVITIES		(454)	[1]	(2,000)		(219,779)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	15,000		[1]	370,000		685,001	[1]
Proceeds from convertible debt	458,000		[1]	77,000			[1]
Proceeds on common stock issued				375,000		2,990,000	[1]
Share issue expenses						(388,700)	[1]
NET CASH PROVIDED BY FINANCING ACTIVITIES	473,000		[1]	822,000		3,286,301	[1]
Effect of exchange rate changes on cash and cash equivalents	(214,520)	46,774	[1]	323,580		253,821	[1]
NET (DECREASE) INCREASE IN CASH	(12,421)	(581,251)	[1]	(785,873)		658,331	[1]
CASH AT BEGINNING OF PERIOD	46,286	832,159	[1]	832,159	[1]	173,828	[1]
CASH AT END OF PERIOD	33,865	250,908	[1]	46,286		832,159	[1]
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes			[1]				[1]
Cash paid for interest	$ 822		[1]				[1]
NON-CASH INVESTING AND FINANCING AVTIVITIES
Conversion of debt to equity						$ 2,909,423	[1]

[1]	As Restated